Share-based payments reserve (Details 3)	3 Months Ended
Nov. 30, 2025 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Weighted average exercise price per share beginning | $ / shares	$ 0.45
Weighted average exercise price per share, Options forfeited | $ / shares	0.36
Weighted average exercise price per share ending | $ / shares	$ 0.38
Stock Options 1 [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, Beginning | $	10,500,000
Number of stock, Options forfeited | $	(120,000)
Number of shares outstanding, Ending | $	10,380,000